Stock-Based Compensation - Schedule of Total stock-based compensation expense related to Scilex's equity incentive plans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 140,192	$ 152	$ 140,403	$ 523	$ 660	$ 840
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	29	48	136	102	128	73
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 140,163	$ 104	$ 140,267	$ 421	$ 532	$ 767